Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	815,936,577	769,444,113
Ordinary shares, shares outstanding	815,936,577	769,444,113
Class B ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Number of shares into which each Class B ordinary share is convertible	1	1
Reportable Legal Entities | Parent Company | Class A ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	815,936,577	769,444,113
Ordinary shares, shares outstanding	815,936,577	769,444,113
Reportable Legal Entities | Parent Company | Class B ordinary shares
Consolidated financial information
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Number of shares into which each Class B ordinary share is convertible	1	1